Convertible Debt - Related Parties	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE DEBT - RELATED PARTIES

NOTE 9 – CONVERTIBLE DEBT – RELATED PARTIES

On January 1, 2019, the Company had outstanding convertible promissory notes to two of its minority shareholders, for a total of $1,350,000 plus accrued interest of $456,750. All of these notes were paid in full, including accrued interest, on March 7, 2019 with funds received under the Purchase Agreement. Interest expense recognized on these loans was $31,412 for the year ended December 31, 2019.